Related Party Transactions	9 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 15 - RELATED PARTY TRANSACTIONS

During the nine months ended on September 30, 2024, the Company granted 479,505 stock options at a weighted average exercise price of $2.36 to several executive officers, and Board of Directors (“Board”) members of the Company.

In addition, during the nine months ended September 30, 2024 the Company granted 871,061 RSUs to several executive officers and Board members of the Company.

The fair value of the stock options that were granted during the nine months ended September 30, 2024 is $539 thousand, which is expected to be recognized over a 1-4-year vesting period, and the fair value of the granted RSUs is $9,975 thousand, which is expected to be recognized over a 1-4-years vesting period.